INCOME TAXES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current expense
Federal
State
Deferred expense
Federal
State
Total income tax expense